Commitments and Contingent Liabilities (Details Textual) $ in Thousands	12 Months Ended
	Apr. 02, 2016 USD ($) period	Mar. 28, 2015 USD ($)	Mar. 29, 2014 USD ($)
Commitments and Contingent Liabilities (Textual)
Total future minimum lease payments	$ 52,352
Rent expense under operating leases	$ 14,200	$ 12,100	$ 10,700
Facility [Member]
Commitments and Contingent Liabilities (Textual)
Number of renewal periods for operating leases | period	2
Operating lease renewal period	10 years
Facility [Member] | Minimum [Member]
Commitments and Contingent Liabilities (Textual)
Operating Leases, remaining terms	1 year
Facility [Member] | Maximum [Member]
Commitments and Contingent Liabilities (Textual)
Operating Leases, remaining terms	12 years
Equipment [Member] | Minimum [Member]
Commitments and Contingent Liabilities (Textual)
Operating Leases, remaining terms	1 year
Equipment [Member] | Maximum [Member]
Commitments and Contingent Liabilities (Textual)
Operating Leases, remaining terms	3 years